Material accounting policies - Basis of preparation, Goodwill and Intangible assets (Details) € in Thousands		12 Months Ended
	Feb. 09, 2026	Dec. 31, 2025 EUR (€) item
Material Accounting Policies [Line Items]
Number of cash generating unit | item		2
Goodwill impairment recorded		€ 0
Impairment losses		€ 0
Qulaified IPO
Material Accounting Policies [Line Items]
Stock split ratio	21.645